Convergence Core Plus Fund (Prospectus Summary): | Convergence Core Plus Fund
CONVERGENCE CORE PLUS FUND

CONVERGENCE CORE PLUS FUND

A series of Trust for Professional Managers

Supplement to the

Prospectus dated March 29, 2012

Effective October 12, 2012, the Board of Trustees of Trust for Professional Managers (the “Trust”), based upon the recommendation of Convergence Investment Partners, LLC (the “Adviser”), the adviser for the Convergence Core Plus Fund (the “Fund”), a series of the Trust, has approved non-material changes to the Fund’s principal investment strategy.  The change increases the Fund’s target range for investment exposure to long and short positions.  Under normal market conditions the Fund’s long positions may range from 120% to 150% and its short positions may range from 20% to 50%.

The second paragraph under the sub-heading entitled “Principal Investment Strategies” on page 2 of the “Summary Section” of the Prospectus is hereby revised as follows:

“The Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 100%.  Under normal market conditions, the Fund’s long positions may range from 120% to 150% and its short positions may range from 20% to 50%.”

Please retain this Supplement for future reference.